                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-07420

Exact name of registrant as specified in charter:   Delaware Investments
                                                    Minnesota Municipal Income
                                                    Fund II, Inc.

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            March 31

Date of reporting period:                           December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.
-------------------------------------------------------------

December 31, 2004
                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
MUNICIPAL BONDS - 149.83%
Airport Revenue Bonds - 9.82%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
   5.00% 1/1/22 (MBIA)                                                                                $2,000,000         $2,107,080
   5.00% 1/1/28 (MBIA)                                                                                 1,370,000          1,416,991
   5.00% 1/1/30 (AMBAC)                                                                                1,450,000          1,476,289
   5.25% 1/1/16 (MBIA)                                                                                 1,000,000          1,108,090
   Series B 5.25% 1/1/24 (FGIC) (AMT)                                                                  1,000,000          1,038,260
   Series C 5.25% 1/1/32 (FGIC)                                                                        3,500,000          3,669,855
                                                                                                                         ----------
                                                                                                                         10,816,565
                                                                                                                         ----------
City General Obligation Bonds - 3.75%
Metropolitan Council Minnesota (Minneapolis/St. Paul Metropolitan Area) Series C 5.00% 2/1/22            500,000            523,035
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                  2,000,000          2,065,520
Willmar (Rice Memorial Hospital Project) 5.00% 2/1/32 (FSA)                                            1,500,000          1,543,530
                                                                                                                         ----------
                                                                                                                          4,132,085
                                                                                                                         ----------
Continuing Care/Retirement Revenue Bonds - 2.28%
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 6.00% 10/1/27              1,565,000          1,505,358
Moorhead Economic Development Authority Multifamily Revenue (Eventide Lutheran
   Home Project) Series B 6.00% 6/1/18                                                                 1,000,000          1,003,160
                                                                                                                         ----------
                                                                                                                          2,508,518
                                                                                                                         ----------
Corporate Backed Revenue Bonds - 5.41%
Burnsville Commonwealth Development (Holiday Inn Project) 5.90% 4/1/08                                 1,430,000          1,414,985
Cloquet Pollution Control Revenue (Potlatch Corporation Project) 5.90% 10/1/26                         4,500,000          4,540,095
                                                                                                                         ----------
                                                                                                                          5,955,080
                                                                                                                         ----------
Escrowed to Maturity Bonds - 18.84%
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington Single
   Family Residential Mortgage Revenue 8.375% 9/1/21 (GNMA) (FHA) (FGIC)                               5,500,000          8,226,844
Elk River Independent School District #728 5.00% 2/1/16 FGI                                            1,500,000          1,647,825
Metropolitan Council Minneapolis/St. Paul Area Sports Facilities Revenue (Hubert H.
   Humphrey Metrodome) 6.00% 10/1/09                                                                   2,360,000          2,376,072
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
   5.55% 11/1/23 (MBIA)                                                                                4,200,000          4,291,518
   5.55% 11/1/23                                                                                       2,300,000          2,350,117
Western Minnesota Municipal Power Agency 6.625% 1/1/16                                                 1,535,000          1,859,315
                                                                                                                         ----------
                                                                                                                         20,751,691
                                                                                                                         ----------
Higher Education Revenue Bonds - 10.12%
Minnesota State Higher Education Facilities Authority
   (College of St. Benedict) Series 5-W 5.00% 3/1/20                                                   1,000,000          1,038,300
   (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                  1,500,000          1,557,615
   (St. Mary's University) Series 5-U 4.80% 10/1/23                                                    1,400,000          1,415,960
   (St. Thomas University) Series 5-Y 5.25% 10/1/34                                                    1,500,000          1,559,415
   (St.Thomas University) Series 4-A1 5.625% 10/1/21                                                   1,000,000          1,038,390
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
   Project) 5.00% 5/1/23                                                                               1,000,000          1,046,450
University of Minnesota Series A 5.50% 7/1/21                                                          3,000,000          3,498,060
                                                                                                                         ----------
                                                                                                                         11,154,190
                                                                                                                         ----------
Hospital Revenue Bonds - 23.10%
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
   Health System - St. Mary's Hospital) 5.25% 2/15/33                                                  5,000,000          5,070,250
Minneapolis Health Care System Revenue
   (Allina Health Systems) Series A 5.75% 11/15/32                                                     1,000,000          1,059,990
   (Fairview Health Services) Series A 5.625% 5/15/32                                                  2,750,000          2,901,855
Minnesota Agricultural & Economic Development Health Care System (Fairview Hospital)
   Series 97A 5.75% 11/15/26 (MBIA)                                                                    5,550,000          6,070,313
   Series A 6.375% 11/15/29                                                                            3,300,000          3,619,011
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B 5.50% 11/15/27                     3,365,000          3,612,664
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30    1,250,000          1,275,775
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Regions
   Hospital Project) 5.30% 5/15/28                                                                       300,000            303,009
Waconia Health Care Facilities Revenue (Ridgeview Medical Center Project) Series A
   6.10% 1/1/19 (RADIAN)                                                                               1,405,000          1,550,558
                                                                                                                         ----------
                                                                                                                         25,463,425
                                                                                                                         ----------

                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
Miscellaneous Revenue Bonds - 3.79%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    2,400,000          2,531,832
Minneapolis Community Development Agency (Supported Development Revenue
   Limited Tax Common Bond Fund)
   Series 5 5.70% 12/1/27                                                                                375,000            382,350
   Series G1 5.70% 12/1/19                                                                             1,100,000          1,259,786
                                                                                                                         ----------
                                                                                                                          4,173,968
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 9.98%
Chanhassen Multifamily Housing Revenue (Heritage Park Project Section 8) 6.20%
   7/1/30 (FHA) (AMT)                                                                                  1,105,000          1,147,664
Harmony Multifamily Housing Revenue Refunding Section 8 (Zedakah Foundation
   Project) Series A 5.95% 9/1/20                                                                      1,000,000            853,910
Minneapolis Multifamily Housing Revenue
   (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                        1,000,000          1,020,920
   (Sumner Housing Project) Series A 5.15% 2/20/45 (GNMA) (AMT)                                        3,575,000          3,624,514
Minnesota State Housing Finance Agency
   Series A 5.00% 2/1/35 (AMT)                                                                         1,000,000          1,003,070
   Series D 5.95% 2/1/18 (MBIA)                                                                          945,000            964,958
Southeastern Minnesota Multi County Housing & Redevelopment Authority (Winona
   County) 5.35% 1/1/28                                                                                  870,000            878,891
Stillwater Multifamily Housing Revenue (Stillwater Cottages) (Orleans Homes Number
   One) 7.25% 11/1/27 (AMT)                                                                            1,540,000          1,505,381
                                                                                                                         ----------
                                                                                                                         10,999,308
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 11.05%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover
   Community Center) 5.20% 2/1/29                                                                      1,000,000          1,017,260
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund) 5.50% 12/1/24 (AMT)           1,000,000          1,051,210
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
   5.00% 12/1/22                                                                                       2,385,000          2,511,477
   5.25% 12/1/27                                                                                       2,650,000          2,816,207
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project)
   5.00% 12/1/27                                                                                       2,545,000          2,649,676
   Series 9 5.25% 12/1/27                                                                              2,000,000          2,133,740
                                                                                                                         ----------
                                                                                                                         12,179,570
                                                                                                                         ----------
Parking Revenue Bonds - 1.22%
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project)
   Series A 5.35% 8/1/29 (FSA)                                                                         1,250,000          1,340,325
                                                                                                                         ----------
                                                                                                                          1,340,325
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 6.59%
Hennepin County Series B 5.00% 12/1/18                                                                 1,000,000          1,081,730
Hennepin Regional Railroad Authority 5.00% 12/1/26                                                     3,500,000          3,618,334
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                      1,250,000          1,343,513
Washington County Housing & Redevelopment Authority Series B 5.50% 2/1/32 (MBIA)                       1,140,000          1,211,501
                                                                                                                         ----------
                                                                                                                          7,255,078
                                                                                                                         ----------
*Pre-Refunded Bonds - 13.96%
Esko Independent School District #99 5.65% 4/1/12-05 (FSA)                                               550,000            554,835
Hawley Independent School District #150 Series A 5.75% 2/1/17-06 (FSA)                                 1,000,000          1,036,440
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care Systems
   (Children's Health Care) Series A 5.50% 8/15/25-05 (FSA)                                            1,400,000          1,457,680
Minnesota Public Facilities Authority Water Pollution Control Revenue Series A 6.25% 3/1/16-05         1,000,000          1,007,110
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/27-12                                   1,250,000          1,397,650
Puerto Rico Highway & Transportation Authority Revenue Series Y 5.50% 7/1/26-06                        2,000,000          2,128,500
Puerto Rico Public Buildings Authority Series D 5.25% 7/1/27-12                                          625,000            695,950
Rosemount Independent School District #196 Series A 5.70% 4/1/12-06                                    1,270,000          1,321,968
Southern Minnesota Municipal Power Agency Supply Revenue Series A 5.75% 1/1/18-13                      3,715,000          4,074,686
Stewartville Independent School District #534 5.75% 2/1/17-05                                          1,705,000          1,710,149
                                                                                                                         ----------
                                                                                                                         15,384,968
                                                                                                                         ----------
Public Power Revenue Bonds - 11.92%
Minnesota State Municipal Power Agency Series A 5.00% 10/1/34                                          5,750,000          5,844,127
Rochester Electric Utility Revenue 5.25% 12/1/30 (AMBAC)                                                 450,000            474,800
**Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse Floater ROLs
   Series II-R-189 8.398% 1/1/15 (AMBCA)                                                               1,500,000          1,903,185
   Series II-R-189-3 8.398% 1/1/14 (AMBAC)                                                             3,000,000          3,767,640
Western Minnesota Municipal Power Agency Series A 5.00% 1/1/30 (MBIA)                                  1,100,000          1,137,730
                                                                                                                         ----------
                                                                                                                         13,127,482
                                                                                                                         ----------

                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
School District General Obligation Bonds - 8.07%
Centennial Independent School District #012 Series 2002A 5.00% 2/1/20 (FSA)                              400,000            428,116
Farmington Independent School District #192 5.00% 2/1/23 (FSA)                                         1,080,000          1,134,108
Minneapolis Special School District #001 5.00% 2/1/19 (FSA)                                            1,000,000          1,073,100
Morris Independent School District #769 5.00% 2/1/28 (MBIA)                                            2,750,000          2,850,705
Mounds View Independent School District #621 5.00% 2/1/23 (FSA)                                        1,000,000          1,056,070
St. Michael Independent School District #885
   5.00% 2/1/22 (FSA)                                                                                  1,500,000          1,590,540
   5.00% 2/1/24 (FSA)                                                                                    725,000            760,554
                                                                                                                        -----------
                                                                                                                          8,893,193
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 2.61%
Minnesota State Housing Finance Agency Single Family Housing Series 1992-C2 6.15% 7/1/23 (AMT)           920,000            925,759
Minnesota State Housing Finance Agency Single Family Mortgage
   Series B 5.35% 1/1/33 (AMT)                                                                         1,155,000          1,177,396
   Series J 5.90% 7/1/28 (AMT)                                                                           750,000            776,955
                                                                                                                        -----------
                                                                                                                          2,880,110
                                                                                                                        -----------
State General Obligation Bonds - 4.38%
Minnesota State 5.00% 8/1/21                                                                           3,875,000          4,161,324
**Minnesota State, Inverse Floater ROLs 8.127% 11/1/17                                                   570,000            661,240
                                                                                                                        -----------
                                                                                                                          4,822,564
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 0.49%
Moorhead Economic Development Authority Tax Increment Series A 5.25% 2/1/25 (MBIA)                       500,000            543,530
                                                                                                                        -----------
                                                                                                                            543,530
                                                                                                                        -----------
Territorial General Obligation Bonds - 1.07%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               1,000,000          1,175,320
                                                                                                                        -----------
                                                                                                                          1,175,320
                                                                                                                        -----------
Territorial Revenue Bonds - 1.38%
Puerto Rico Electric Power Authority Power Revenue Series Z 5.25% 7/1/21                               1,500,000          1,515,435
                                                                                                                        -----------
                                                                                                                          1,515,435
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $156,596,612)                                                                               165,072,405
                                                                                                                        -----------
SHORT-TERM INVESTMENTS- 2.22%
Variable Rate Demand Notes - 2.22%
Minneapolis Block E Buildings Series A 1.84% 3/1/27                                                    1,250,000          1,250,000
Minneapolis Multifamily Housing Revenue (Seven Corners Apartments Project) 1.94% 11/1/31                 300,000            300,000
Minnesota State Higher Education Facilities Authority (Carleton College) Series 5-G 1.84% 11/1/29        900,000            900,000
TOTAL SHORT-TERM INVESTMENTS (COST $2,450,000)                                                                            2,450,000

TOTAL MARKET VALUE OF SECURITIES - 152.05%
   (cost $159,046,612)                                                                                                  167,522,405
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.41%                                                       2,652,069
LIQUIDATION VALUE OF PREFERRED STOCK - (54.46%)                                                                         (60,000,000)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 7,252,000 SHARES OUTSTANDING - 100.00%                                                        $110,174,474
                                                                                                                       ============

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury Bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of December 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income or other applicable sources monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid for December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $159,065,776
Aggregate unrealized appreciation       8,757,816
Aggregate unrealized depreciation        (301,187)
                                     ------------
Net unrealized appreciation          $  8,456,629
                                     ============

For federal income tax purposes, at March 31, 2004, capital loss carryforwards of $826,809 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $73,298 expires in 2005, $132,129 expires in 2006, $437,162 expires in 2008, $175,804 expires in 2009 and
$8,416 expires in 2010.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund II, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      -----------------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund II, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       -----------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      ------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 2/24/05
      ------------------------

MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: 2/24/05
      ------------------------